TAXES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax exempt income	16.50%
Federal statutory income tax rate	25.00%	25.00%
Valuation allowance of deferred tax assets	$ 147,411
Value added tax percentage	13.00%
Value added tax payable	$ 4,428		$ 18,545
Income tax expenses related to other levies and witholding	$ 105		$ 0